Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrant Liability [Abstract]
Schedule of fair values estimated using the Black-Scholes option-pricing model with the weighted-average assumptions

	Placement Agent Warrants		Investor Warrants
Warrants	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013

Closing price per share of common stock	$0.40	$0.53	$0.40	$0.53
Exercise price per share (range)	0.50	0.50	0.50	0.50
Expected volatility	132.4%	123.5%	132.7%	123.5%
Risk-free interest rate	1.4%	1.6%	1.4%	1.6%
Dividend yield	-	-	-	-
Remaining expected term of underlying securities (years)	3.9	4.6	3.9	4.6

	Placement Agent Warrants		Investor Warrants
Investor Warrants	December 31, 2013	August 21, 2013	December 31, 2013	August 21, 2013	August 15, 2013

Closing price per share of common stock	$0.53	$0.84	$0.53	$0.84	$0.69
Exercise price per share (range)	0.50	0.60	0.50	1.00	1.00
Expected volatility	123.5%	134.9%	123.5%	134.9%	134.1%
Risk-free interest rate	1.6%	1.6%	1.6%	1.6%	1.6%
Dividend yield	-	-	-	-	-
Remaining expected term of underlying securities (years)	4.6	5.0	4.6	5.0	5.0